                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-42827
                                                               File No. 811-6411

                                                                           -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           -----
                                                                           -----
     Pre-Effective Amendment No.
                                                                           -----
                                                                           -----
     Post-Effective Amendment No.   16                                       X
                                                                           -----
                                       AND                                 -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----


     Amendment No.   16
                    ----


                         VOYAGEUR INVESTMENT FUND, INC.
                  (formerly known as Voyageur Investment Trust)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 1818 Market Street, Philadelphia, Pennsylvania     19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)

        Registrant's Telephone Number, including Area Code:       (215) 255-2923
                                                                  --------------
     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 29, 1998
                                                               -----------------
It is proposed that this filing will become effective:

       _______    immediately upon filing pursuant to paragraph (b)

       _______    on (date) pursuant to paragraph (b)

       ___X___    60 days after filing pursuant to paragraph (a)(1)

       _______    on (date) pursuant to paragraph (a)(1)

       _______    75 days after filing pursuant to paragraph (a)(2)

       _______    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
       ________ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
                    Tax-Free California Insured Fund A Class
                    Tax-Free California Insured Fund B Class
                    Tax-Free California Insured Fund C Class
                      Tax-Free Florida Insured Fund A Class
                      Tax-Free Florida Insured Fund B Class
                      Tax-Free Florida Insured Fund C Class
                          Tax-Free Florida Fund A Class
                          Tax-Free Florida Fund B Class
                          Tax-Free Florida Fund C Class
                          Tax-Free Kansas Fund A Class
                          Tax-Free Kansas Fund B Class
                          Tax-Free Kansas Fund C Class
                     Tax-Free Missouri Insured Fund A Class
                     Tax-Free Missouri Insured Fund B Class
                     Tax-Free Missouri Insured Fund C Class
                        Tax-Free New Mexico Fund A Class
                        Tax-Free New Mexico Fund B Class
                        Tax-Free New Mexico Fund C Class
                      Tax-Free Oregon Insured Fund A Class
                      Tax-Free Oregon Insured Fund B Class
                      Tax-Free Oregon Insured Fund C Class
                           Tax-Free Utah Fund A Class
                           Tax-Free Utah Fund B Class
                           Tax-Free Utah Fund C Class
                    Tax-Free Washington Insured Fund A Class
                    Tax-Free Washington Insured Fund B Class
                    Tax-Free Washington Insured Fund C Class


This amendment is being filed pursuant to Rule 414 under the Securities Act of 1933. The successor issuer, Voyageur Investment Fund, Inc. is filing the amendment to the registration statement of Voyageur Investment Trust, the predecessor issuer, and expressly adopting the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is made in anticipation of the reorganization of Voyageur Investment Trust, a Massachusetts business trust, whereby the Trust will merge into the Voyageur Investment Fund, Inc.

Shareholders are expected to approve this reorganization at a meeting expressly called for that purpose scheduled for December 4, 1998.

                             --- C O N T E N T S ---

      This Post-Effective Amendment No. 16 to Registration File No. 33-42827 includes the following:


1. Facing Page

2. Contents Page

3. Cross-Reference Sheets(1)

4. Part A - Prospectus(2)

5. Part B - Statement of Additional Information(2)

6. Part C - Other Information(2)(3)

7. Signatures

(1) This Post-Effective Amendment relates to the Registrant's nine series of shares and their classes. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information dated December 29, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------

Item No.     Description                                                        Location in Prospectus*
--------     -----------                                                        -----------------------
   1         Cover Page.................................................              Cover Page

   2         Synopsis...................................................          Synopsis; Summary
                                                                                      of Expenses

   3         Condensed Financial Information............................         Financial Highlights

   4         General Description of Registrant..........................       Investment Objectives and
                                                                              Policies; Classes of Shares

   5         Management of the Fund.....................................        Management of the Funds

   6         Capital Stock and Other Securities.........................             The Delaware
                                                                               Difference; Dividends and
                                                                             Distributions; Taxes; Classes
                                                                                       of Shares

   7         Purchase of Securities Being Offered.......................        Cover Page; How to Buy
                                                                                Shares; Calculation of
                                                                             Offering Price and Net Asset
                                                                              Value Per Share; Management
                                                                                     of the Funds

   8         Redemption or Repurchase...................................          How to Buy Shares;
                                                                                Redemption and Exchange

   9         Legal Proceedings..........................................                 None

---------------
* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                               CROSS-REFERENCE SHEET
                               ---------------------

                                     PART B
                                     ------

                                                                                     Location in Statement of
Item No.  Description                                                                 Additional Information*
--------  -----------                                                                ------------------------
  10      Cover Page.....................................................                   Cover Page

  11      Table of Contents..............................................                Table of Contents

  12      General Information and History................................                  Inapplicable

  13      Investment Objectives and Policy...............................               Investment Policies
                                                                                         and Restrictions

  14      Management of the Registrant...................................             Officers and Directors

  15      Control Persons and Principal Holders of Securities............             Officers and Directors

  16      Investment Advisory and Other Services.........................             Officers and Directors;
                                                                                       Investment Management
                                                                                    Agreements and Sub-Advisory
                                                                                 Agreements; General Information;
                                                                                       Financial Statements

  17      Brokerage Allocation...........................................         Trading Practices and Brokerage

  18      Capital Stock and Other Securities.............................               Capitalization and
                                                                                       Noncumulative Voting
                                                                                    (under General Information)

  19      Purchase, Redemption and Pricing of Securities
          Being Offered..................................................               Purchasing Shares;
                                                                                    Determining Offering Price
                                                                                       and Net Asset Value;
                                                                                    Redemption and Repurchase;
                                                                                        Exchange Privilege

  20      Tax Status.....................................................              Distributions; Taxes

  21      Underwriters...................................................                Purchasing Shares

  22      Calculation of Performance Data................................             Performance Information

  23      Financial Statements...........................................              Financial Statements

-------------------
* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

Item No.     Description                                                                 Location in Part C
--------     -----------                                                                 ------------------
  24         Financial Statements and Exhibits.....................................            Item 24

  25         Persons Controlled by or under Common Control
             with Registrant.......................................................            Item 25

  26         Number of Holders of Securities.......................................            Item 26

  27         Indemnification.......................................................            Item 27

  28         Business and Other Connections of Investment Adviser..................            Item 28*

  29         Principal Underwriters................................................            Item 29*

  30         Location of Accounts and Records......................................            Item 30

  31         Management Services...................................................            Item 31

  32         Undertakings..........................................................            Item 32


------------------
* Items 28 and 29 to Part C are included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration (File No. 33-63238).

                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 24. Financial Statements and Exhibits

         (a) Financial Statements:

             Part A - Financial Highlights

            *Part B - Statement of Net Assets
                      Statement of Operations
                      Statements of Changes in Net Assets
                      Notes to Financial Statements
                      Accountant's Report

         * The financial statements and Accountant's Report listed above relating to Voyageur Investment Fund, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended August 31, 1998.

         (b) Exhibits:

              (1) Articles of Incorporation. Attached as Exhibit.

              (2) By-Laws. Attached as Exhibit.

              (3) Voting Trust Agreement. Inapplicable.

              (4) Copies of All Instruments Defining the Rights of Holders.

                  (a) Articles of Incorporation and Articles Supplementary.
                      Attached as Exhibit 24(b)(1)

                  (b) By-Laws. Attached as Exhibit 24(b)(2).

PART C - Other Information
(Continued)

              (5) Investment Management Agreement.

                  (a) Form of Investment Management Agreement between Delaware
                      Management Company, Inc. and the Registrant (1998) attached as Exhibit.

              (6) (a) Distribution Agreement.

                      (i) Executed Distribution Agreement (March 1, 1997)
                          between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                  (b) Administration and Service Agreement. Form of
                      Administration and Service Agreement (as amended November
                      1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                  (c) Dealer's Agreement. Dealer's Agreement (as amended
                      November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                  (d) Mutual Fund Agreement for the Delaware Group of Funds (as
                      amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

              (7) Bonus, Profit Sharing, Pension Contracts. Inapplicable.

              (8) Custodian Agreement.

                  (a) Custodian Contract with Norwest Bank Minnesota N.A.
                      (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

              (9) Other Material Contracts.

                  (a) Shareholder Services Agreement (1997) between Delaware
                      Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                  (b) Executed Fund Accounting Agreement (August 19, 1996)
                      between Delaware Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                      (i) Executed Amendment No. 9 (March 31, 1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                      (ii) Form of Amendment No.10 (1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                      (iii) Form of Amendment No.11 (1998) to Schedule A to
                            Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                      (iv) Form of Amendment No.12 (1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (10) Opinion of Counsel. Attached as Exhibit.

             (11) Consent of Auditors.  Attached as Exhibit.

             (12) Inapplicable.

             (13) Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on November 22, 1992.

             (14) Inapplicable.

             (15) Plans under Rule 12b-1.

                  (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997)
                      of Voyageur Investment Trust on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

             (16) Schedules of Computation for each Performance Quotation.

                  (a) Schedules of Computation of Fund performance for each Fund incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

             (17) Financial Data Schedules. Attached as Exhibits.

             (18) Plan under Rule 18f-3.

                  (a) Plan under Rule 18f-3 (June 19, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 29, 1998.

             (19) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 29, 1998.

Item 25. Persons Controlled by or under Common Control with Registrant.  None.

PART C - Other Information
(Continued)

Item 26. Number of Holders of Securities.

                     (1)                                                           (2)
                                                                            Number of
             Title of Class                                                 Record Holders
             --------------                                                 --------------

             Voyageur Investment Fund, Inc.
             Tax-Free Florida Insured Fund's:

             Tax-Free Florida Insured Fund A Shares:                        3,525 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Florida Insured Fund Class B Shares:                  85 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Florida Insured Fund Class C Shares:                  2 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free California Insured Fund's:

             Tax-Free California Insured Fund Class A Shares:               493 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free California Insured Fund Class B Shares:               111 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free California Insured Fund Class C Shares:               7 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free Missouri Insured Fund's:

             Tax-Free Missouri Insured Fund Class A Shares:                 1,252 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Missouri Insured Fund Class B Shares:                 332 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

PART C - Other Information
(Continued)

                     (1)                                                           (2)
                                                                            Number of
             Title of Class                                                 Record Holders
             --------------                                                 --------------

             Tax-Free Missouri Insured Fund Class C Shares:                 8 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free Oregon Insured Fund's:

             Tax-Free Oregon Insured Fund Class A Shares:                   594 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Oregon Insured Fund Class B Shares:                   158 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Oregon Insured Fund Class C Shares:                   28 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free Washington Insured Fund's:

             Tax-Free Washington Insured Fund Class A Shares:               60 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Washington Insured Fund Class B Shares:               45 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Washington Insured Fund Class C Shares:               6 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free Kansas Fund's:

             Tax-Free Kansas Fund Class A Shares:                           276 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

PART C - Other Information
(Continued)

                     (1)                                                           (2)
                                                                            Number of
             Title of Class                                                 Record Holders
             --------------                                                 --------------

             Tax-Free Kansas Fund Class B Shares:                           99 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Kansas Fund Class C Shares:                           9 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free New Mexico Fund's:

             Tax-Free New Mexico Fund Class A Shares:                       417 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free New Mexico Fund Class B Shares:                       48 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free New Mexico Fund Class C Shares:                       17 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Voyageur Investment Fund, Inc.
             Tax-Free Utah Fund's:

             Tax-Free Utah Fund Class A Shares:                             72 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Utah Fund Class B Shares:                             10 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Utah Fund Class C Shares:                             2 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

PART C - Other Information
(Continued)

                     (1)                                                           (2)
                                                                            Number of
             Title of Class                                                 Record Holders
             --------------                                                 --------------

             Voyageur Investment Fund, Inc.
             Tax-Free Florida Fund's:

             Tax-Free Florida Fund Class A Shares:                          137 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Florida Fund Class B Shares:                          58 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

             Tax-Free Florida Fund Class C Shares:                          12 Accounts
             Shares of Beneficial Interest with No Par Value                as of September 30, 1998
             Per Share

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 11 filed April 30, 1996.

Item 28. Business and Other Connections of Investment Adviser.

         Incorporated into this filing by reference to Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

Item 29. Principal Underwriters.

         Incorporated into this filing by reference to Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia,
         PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31. Management Services. None.

PART C - Other Information
(Continued)

Item 32. Undertakings.

         (a) Inapplicable.

         (b) Inapplicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of October, 1998.

                                                  VOYAGEUR INVESTMENT FUND, INC.

                                                     By  /s/ Wayne A. Stork
                                                         ------------------
                                                           Wayne A. Stork
                                                             Chairman
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                          Title                                 Date
------------------------------              ----------------------------------------         ----------------
/s/ Wayne A. Stork                          Chairman of the Board and Director               October 27, 1998
------------------------------
Wayne A. Stork
                                            Executive Vice President/Chief Operating
                                            Officer/Chief Financial Officer
                                            (Principal Financial Officer and
/s/ David K. Downes                         Principal Accounting Officer)                    October 27, 1998
------------------------------
David K. Downes

/s/Walter P. Babich          *              Director                                         October 27, 1998
------------------------------
Walter P. Babich

/s/ Anthony D. Knerr         *              Director                                          October 27, 1998
------------------------------
Anthony D. Knerr

/s/ Ann R. Leven             *              Director                                         October 27, 1998
------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth    *              Director                                         October 27, 1998
------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison         *              Director                                         October 27, 1998
------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick           *              Director                                         October 27, 1998
------------------------------
Jeffrey J. Nick

/s/Charles E. Peck           *              Director                                         October 27, 1998
------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 ------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.        Exhibit
----------         -------

EX-99.B4A          Articles of Incorporation

EX-99.B4B          By-Laws

EX-99.B5A          Form of Investment Management Agreement

EX-99.B6AI         Executed Distribution Agreement (March 1, 1997)

EX-99.B9BI         Executed Amendment No. 9 (March 31, 1998) to Schedule A to
                   Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII        Form of Amendment No. 10 (1998) to Schedule A to Delaware
                   Group of Funds Fund Accounting Agreement

EX-99.B9BIII       Form of Amendment No. 11 (1998) to Schedule A to Delaware
                   Group of Funds Fund Accounting Agreement

EX-99.B9BIV        Form of Amendment No. 12 (1998) to Schedule A to Delaware
                   Group of Funds Fund Accounting Agreement

EX-99.B10          Opinion of Counsel

EX-99.B11          Consent of Auditors

EX-27              Financial Data Schedules